Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT

NOTE 28. FINANCIAL RISK MANAGEMENT

(a) Financial risk management objectives

The Group is exposed to financial risk through the normal course of their business operations. The key risks impacting the Group’s financial instruments are considered to be interest rate risk, foreign currency risk, liquidity risk, credit risk and capital risk. The Group’s financial instruments exposed to these risks are cash and short term deposits, receivables, trade payables and borrowings.

The Group’s chief executive officer for operations monitors the Group’s risks on an ongoing basis and report to the Board.

(b) Interest rate risk management

The Group is exposed to interest rate risk (primarily on its cash and bank balances, loan receivables, amount due to ultimate holding company, and borrowings), which is the risk that a financial instrument’s value will fluctuate as a result of changes in the market interest rates on interest-bearing financial instruments.

The Group has adopted a policy of ensuring it maintains adequate cash and cash equivalents balances available at call. These accounts currently earn low interests.

The sensitivity analyses below have been determined based on the exposure to interest rates at the reporting date and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period. A 50 basis point increase or decrease represents management’s assessment of the possible change in interest rates.

At reporting date, if interest rates had increased/decreased by 50 basis points from the weighted average effective rate for the year, with other variables constant, the loss for the year would have been increased by US$14,101 (2022: increased by US$20) / decreased by US$14,101 (2022: decreased by US$20).

The following table summarizes interest rate risk for the Group, together with effective interest rates as at the reporting date.

	Consolidated
	Weighted average effective interest rate	Floating interest rate US$	Fixed interest rate	Non-interest bearing US$	Total US$
2023
Financial Assets
Cash and bank balances	2.18%	282,022	-	393,759	675,781
Trade receivables		-	-	-	-
Other receivables		-	-	17,354	17,354
Other assets		-	-	215	215
Due from an associated company	5.00%	-	-	-	-
Due from the former group companies	5.00%	-	-	-	-
Total Financial Assets		282,022	-	411,328	693,350

Financial Liabilities
Trade and other liabilities		-	-	926,669	926,669
Derivative financial instruments		-	-	1,449,000	1,449,000
Warrant liabilities		-	-	11,980	11,980
Convertible promissory notes	12.00%	-	11,144,000	-	11,144,000
Total Financial Liabilities		-	11,144,000	2,387,649	13,531,649

	Consolidated
	Weighted average effective interest rate	Floating interest rate US$	Fixed interest rate	Non- interest bearing US$	Total US$
2022
Financial Assets
Cash and bank balances	0.56%	405	-	50,131	50,536
Trade receivables		-	-	580,582	580,582
Other receivables		-	-	2,039,517	2,039,517
Loan receivables	5.00%	-	6,902,000	-	6,902,000
Other assets		-	-	1,695,707	1,695,707
Due from an associated company	5.00%	-	476,815	-	476,815
Due from the former group companies	5.00%	-	5,339,834	-	5,339,834
Total Financial Assets		405	12,718,649	4,365,937	17,084,991

Financial Liabilities
Trade and other liabilities	8%	-	-	698,493	698,493
Convertible promissory notes		-	-	1,677,178	1,677,178
Total Financial Liabilities		-	-	2,375,671	2,375,671

(c) Foreign currency risk

The Group has net assets denominated in certain foreign currencies as at 31 December 2023. Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts are those reported to key management translated into USD at the following closing rates, AUD 0.68047, CNY 0.14090, EUR 1.10390, HKD 0.12806, MYR 0.21790, SGD 0.75782, KRW 0.0077 and GBP 1.27325:

	Consolidated
	Short term exposure				Long term exposure
	MYR	AUD	KRW	SGD	MYR	AUD	KRW	SGD
31 December 2023
Financial assets
- Cash and cash equivalents	191,096	308	-	91,414	-	-	-	-
- Trade and other receivables	-	14,643	-	-	-	-	-	-
- Loan receivable	-	-	-	-	-	-	-	-
- Other assets	215	-	-	-	-	-	-	-
- Due from an associate company	-	-	-	-	-	-	-	-
- Due from the former companies	-	-	-	-	-	-	-	-
Financial liabilities
- Trade and other liabilities	(58,863)	(533,331)	(97,221)	-	-	-	-	-
- Convertible promissory notes	-	-	-	-	-	-	-	-
Total exposure	132,448	(518,380)	(97,221)	91,414	-	-	-	-

	Consolidated
	Short term exposure						Long term exposure
	HKD	GBP	EUR	MYR	AUD	KRW	HKD	GBP	EUR	MYR	AUD	KRW
31 December 2022
Financial assets
- Cash and cash equivalents	440	-	24,628	20,208	2,026	-	-	-	-	-	-	-
- Trade and other receivables	31,573	40,041	-	57,459	4,545	-	-	-	-	-	-	-
- Loan receivable	-	-	-	-	-	-	-	-	-	-	-	-
- Other assets	-	-	24,600	31,853	186	-	-	-	-	-	-	-
Financial liabilities
- Trade and other liabilities	(970)	-	-	(1,293)	(346,881)	(349,349)	-	-	-	-	-	-
- Convertible promissory notes	-	-	-	-	-	-	-	-	-	-	-	-
Total exposure	31,043	40,041	49,228	108,227	(340,124)	(3499,349)	-	-	-	-	-	-

The following table illustrates the sensitivity of loss and equity in regard to the Group’s financial assets and financial liabilities and the HKD/USD exchange rate, AUD/USD exchange rate, GBP/USD exchange rate, EUR/USD exchange rate, MYR/USD exchange rate, KRW/USD exchange rate and SGD/USD exchange rate and assure “all other things being equal’. It assumes a +/- 5% change of the USD/HKD exchange rate for the year ended at December 31, 2023 (2022: 5%). A +/- 5% change is considered for the USD/AUD exchange rate (2022: 5%). A +/- 5% change is considered for the USD/GBP exchange rate (2022: 5%). A +/- 5% change is considered for the USD/EUR exchange rate (2022: 5%). A +/- 5% change is considered for the USD/MYR exchange rate (2022: 5%). A +/- 5% change is considered for the USD/KRW exchange rate (2022: 5%). A +/- 5% change is considered for the USD/SGD exchange rate (2022: 5%). These percentages have been determined based on the average market volatility in exchange rates in the previous twelve (12) months. The sensitivity analysis is based on the Group’s foreign currency financial instruments held at each reporting date and also takes into account forward exchange contracts that offset effects from changes in currency exchange rates.

If the USD had strengthened against the HKD by 5% (2022: 5%), the AUD by 5% (2022: 5%), the GBP by 5% (2022: 5%), the EUR by 5% (2022: 5%), the MYR by 5% (2022: 5%), the KRW by 5% (2022: 5%), and the SGD by 5% (2022: 5%) respectively then this would have had the following impact:

	Consolidated
	Loss for the year
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	(27,414)	-	(9)	(14,253)	(4,861)	(4,571)	(46,537)
31 December 2022	(1,552)	(781,929)	(2,002)	(2,461)	(19,700)	17,467)	-	(790,177)

	Consolidated
	Equity
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	(27,414)	-	(9)	(14,253)	(4,861)	(4,571)	(46,537)
31 December 2022	(1,552)	(781,929)	(2,002)	(2,461)	(19,700)	(17,467)	-	(790,177)

If the USD had weakened against the HKD by 5% (2022: 5%), the AUD by 5% (2022: 5%), the GBP by 5% (2022: 5%), the EUR by 5% (2022: 5%), the MYR by 5% (2022: 5%), the KRW by 5% (2022: 5%), and the SGD by 5% (2022: 5%) respectively then this would have had the following impact:

	Consolidated
	Loss for the year
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	27,414	-	9	14,253	4,861	4,571	46,537
31 December 2022	1,552	781,929	2,002	2,461	19,700	17,467	-	790,177

	Consolidated
	Equity
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	27,414	-	9	14,253	4,861	4,571	46,537
31 December 2022	1,552	781,929	2,002	2,461	19,700	17,467	-	790,177

Exposures to foreign exchange rates vary during the year depending on the volume of overseas transactions. Nonetheless, the analysis above is considered to be representative of the Group’s exposure to currency risk.

(d) Liquidity risk management

Prudent liquidity risk management implies maintaining sufficient cash and term deposits, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities.

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms or the earliest date on which the Group can be required to pay. The table has been drawn up based on the undiscounted cash flows of financial liabilities and include both interest and principal cash flows.

	Consolidated
2023		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 - 365	Over
	amount	cash flow	demand	days	Days	1 year
	US$	US$	US$	US$	US$	US$

Trade and other liabilities	926,669	926,669	297,683	168,964	317,954	142,068
Convertible promissory note	11,144,000	11,144,000	-	-	-	11,144,000
	12,070,669	12,070,669	297,683	168,964	317,954	11,534,036

	Consolidated
2022		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 -365	Over
	amount	cash flow	demand	days	Days	1 year
	US$	US$	US$	US$	US$	US$

Trade and other liabilities	698,493	698,493	698,493	-	-	-
Derivative financial instruments	1,677,178	1,677,178	1,677,178	-	-	-
Convertible promissory notes	5,118,173	5,118,173	5,118,173	-	-	-
	7,493,844	7,493,844	7,493,844	-	-	-

(e) Credit risk

Credit risk refers to the risk that a counter-party will default on its contractual obligations resulting in a financial loss to the Group. The Group’s potential concentration of credit risk consists mainly of cash deposits with banks, other receivables, loan receivable and trade receivables with its customers. The Group’s short term cash surpluses are placed with banks that have investment grade ratings. The Group considers the credit standing of counterparties and customers when making deposits and sales, respectively, to manage the credit risk. The Group does not have any material credit risk exposure to any single debtor or group of debtors under financial instruments entered into by the Group other than to debtors from purchase of products and loan receivable from Capital Stone Holdings Limited. Considering the nature of the business at current, the Group uses a range of approaches to mitigate credit risk.

The maximum exposure to credit risk, excluding the value of any collateral or other security, at the end of the reporting period, to financial assets, is represented by the carrying amount of cash and bank balances, trade and other receivables, and loan receivables net of any provisions for doubtful debts, as disclosed in the consolidated statement of financial positions and notes to the consolidated financial statements.

(f) Fair value of financial instruments

The following liability is recognized and measured at fair value on a recurring basis:

- Derivative financial instruments

Fair value hierarchy

All assets and liabilities for which fair value is measured or disclosed are categorized according to the fair value hierarchy as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Recognized fair value measurements

The following table sets out the Group’s assets and liabilities that are measured at fair value in the consolidated financial statements.

Level 2
US$
Derivative financial instruments
December 31, 2023	1,449,000
December 31, 2022	1,677,178

The Group does not have any assets and liabilities that qualify for the level 1 category. There were no transfers between level 1, 2 and 3 during the year.

An instrument is included in level 2 if the financial instrument is not traded in an active market and if the fair value is determined by using valuation techniques based on the maximum use of observable market data for all significant inputs. For the derivatives, the Group uses the estimated fair value of financial instruments determined by using available market information and appropriate valuation methods, including relevant credit risks. The estimated fair value approximates to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Specific valuation techniques used to value financial instruments include:

●	quoted market prices or dealer quotes for similar instruments; and

●	binomial options pricing models.

The reconciliation of the opening and closing fair value balance of level 2 financial instruments is provided below:

Consolidated
Put Option US$
At January 1, 2023	1,677,178
Issuance of put option at fair value	-
Gain included in profit or loss on change in fair value	(228,178)
At December 31, 2023	1,449,000

Disclosed fair values

The Group also has assets and liabilities which are not measured at fair values, but for which fair values are disclosed in the notes to the consolidated financial statements.

Due to their short term nature, the carrying amounts of trade receivables (refer to Note 11) and payables (refer to Note 19) are assumed to approximate their fair values because the impact of discounting is not significant.

(g) Capital management risk

The Group’s objective when managing capital is to safeguard the Group’s ability to continue as a going concern and to maintain a strong capital base sufficient to maintain future development of its business. In order to maintain or adjust the capital structure, the Group may return capital to shareholders, issue new shares or sell assets to reduce debts. The Group’s focus has been to raise sufficient funds through equity to fund its business activities.

There were no changes to the Group’s approach to capital management during the year. Risk management policies and procedures are established with regular monitoring and reporting.

Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.

The capital structure of the Group consists of equity attributable to equity holders of the parent, comprising issued capital, paid-in capital, reserves and accumulated loss or retained earnings as disclosed in Notes 25 and 26 respectively.